Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
January 31, 2024

Principal Amount		Value
Mortgage-Backed Securities 0.2%
Commercial Mortgage-Backed 0.2%
$404,061	Med Trust, Series 2021-MDLN, Class F, (1 mo. USD Term SOFR + 4.11%), 9.45%, due 11/15/2038 (Cost $391,939)	$396,990 (a)(b)
Asset-Backed Securities 1.5%
500,000	ALM Ltd., Series 2020-1A, Class D, (3 mo. USD Term SOFR + 6.26%), 11.58%, due 10/15/2029	498,435 (a)(b)
350,000	Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, (3 mo. USD Term SOFR + 6.76%), 12.08%, due 10/20/2032	336,397 (a)(b)
250,000	Crown City CLO II, Series 2020-2A, Class DR, (3 mo. USD Term SOFR + 7.11%), 12.43%, due 4/20/2035	241,262 (a)(b)
750,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 6.59%, due 4/20/2037	742,500 (a)(b)(c)
1,000,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class D, (3 mo. USD Term SOFR + 3.21%), 8.53%, due 10/20/2030	991,493 (a)(b)
250,000	Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. USD Term SOFR + 6.86%), 12.18%, due 7/20/2032	246,672 (a)(b)
Total Asset-Backed Securities (Cost $2,999,905)		3,056,759

Corporate Bonds 132.3%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc.
465,000	5.13%, due 8/15/2027	437,933 (a)
175,000	7.75%, due 4/15/2028	151,716 (a)
420,000	9.00%, due 9/15/2028	436,618 (a)
200,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	192,764 (a)
1,219,031
Aerospace & Defense 3.0%
Bombardier, Inc.
452,000	7.88%, due 4/15/2027	451,422 (a)
530,000	6.00%, due 2/15/2028	516,355 (a)
215,000	8.75%, due 11/15/2030	225,633 (a)
TransDigm, Inc.
655,000	6.25%, due 3/15/2026	650,545 (a)
1,525,000	5.50%, due 11/15/2027	1,483,686
1,605,000	6.75%, due 8/15/2028	1,631,262 (a)
1,300,000	6.88%, due 12/15/2030	1,330,433 (a)
6,289,336
Agriculture 0.1%
170,000	Darling Ingredients, Inc., 6.00%, due 6/15/2030	168,951 (a)
Airlines 2.9%
470,000	Air Canada, 3.88%, due 8/15/2026	447,007 (a)
185,000	American Airlines, Inc., 7.25%, due 2/15/2028	187,509 (a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
806,250	5.50%, due 4/20/2026	797,390 (a)
1,335,000	5.75%, due 4/20/2029	1,311,010 (a)
Latam Airlines Group SA
285,000	13.38%, due 10/15/2027	319,197 (a)
360,000	13.38%, due 10/15/2029	414,187 (a)
United Airlines, Inc.
1,225,000	4.38%, due 4/15/2026	1,181,685 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Airlines – cont'd
$465,000	4.63%, due 4/15/2029	$430,140 (a)
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
230,000	9.50%, due 6/1/2028	194,895 (a)
1,025,000	6.38%, due 2/1/2030	741,895 (a)
		6,024,915
Apparel 0.1%
30,000	William Carter Co., 5.63%, due 3/15/2027	29,443 (a)
135,000	Wolverine World Wide, Inc., 4.00%, due 8/15/2029	108,783 (a)
		138,226
Auto Manufacturers 1.2%
	Ford Motor Co.
250,000	9.63%, due 4/22/2030	293,183
300,000	6.10%, due 8/19/2032	300,620
385,000	7.40%, due 11/1/2046	417,546
	Ford Motor Credit Co. LLC
510,000	(Secured Overnight Financing Rate + 2.95%), 8.31%, due 3/6/2026	523,213 (b)
360,000	5.11%, due 5/3/2029	349,766
200,000	3.63%, due 6/17/2031	172,102
	Jaguar Land Rover Automotive PLC
425,000	5.88%, due 1/15/2028	417,694 (a)
30,000	5.50%, due 7/15/2029	28,756 (a)
		2,502,880
Auto Parts & Equipment 3.3%
855,000	Adient Global Holdings Ltd., 8.25%, due 4/15/2031	902,961 (a)
	Dana, Inc.
415,000	5.38%, due 11/15/2027	404,998
110,000	5.63%, due 6/15/2028	106,463
1,135,000	4.50%, due 2/15/2032	975,828
325,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	295,009 (a)
	Goodyear Tire & Rubber Co.
30,000	5.00%, due 5/31/2026	29,417
575,000	5.00%, due 7/15/2029	539,666
570,000	5.25%, due 7/15/2031	518,831
755,000	5.63%, due 4/30/2033	683,141
	IHO Verwaltungs GmbH
2,095,000	4.75% Cash/5.50% PIK, due 9/15/2026	2,048,114 (a)(d)
30,000	6.38% Cash/7.13% PIK, due 5/15/2029	29,823 (a)(d)
	ZF North America Capital, Inc.
420,000	6.88%, due 4/14/2028	432,641 (a)
30,000	7.13%, due 4/14/2030	31,649 (a)
		6,998,541
Banks 1.1%
450,000	Bank of America Corp., 6.13%, due 4/27/2027	448,110 (e)(f)
390,000	Bank of New York Mellon Corp., 3.70%, due 3/20/2026	367,565 (e)(f)
1,185,000	JPMorgan Chase & Co., 4.60%, due 2/1/2025	1,154,462 (e)(f)
460,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	395,971 (e)(f)
		2,366,108
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials 4.7%
Builders FirstSource, Inc.
$30,000	5.00%, due 3/1/2030	$28,798 (a)
565,000	6.38%, due 6/15/2032	576,237 (a)
1,740,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	1,783,789 (a)
340,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	302,209 (a)
905,000	Emerald Debt Merger Sub LLC, 6.63%, due 12/15/2030	914,113 (a)
1,065,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,009,850 (a)
850,000	Knife River Corp., 7.75%, due 5/1/2031	892,839 (a)
Masonite International Corp.
1,310,000	5.38%, due 2/1/2028	1,277,342 (a)
205,000	3.50%, due 2/15/2030	176,359 (a)
725,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	659,750 (a)
455,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	440,514 (a)
1,010,000	Standard Industries, Inc., 4.38%, due 7/15/2030	917,840 (a)
Summit Materials LLC/Summit Materials Finance Corp.
250,000	5.25%, due 1/15/2029	242,113 (a)
500,000	7.25%, due 1/15/2031	519,463 (a)
9,741,216
Chemicals 5.8%
705,000	Ashland, Inc., 3.38%, due 9/1/2031	594,947 (a)
1,015,000	Avient Corp., 7.13%, due 8/1/2030	1,041,114 (a)
755,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	786,408 (a)
360,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	351,866 (a)
INEOS Finance PLC
1,095,000	6.75%, due 5/15/2028	1,070,829 (a)
225,000	7.50%, due 4/15/2029	223,481
440,000	INEOS Quattro Finance 2 PLC, 9.63%, due 3/15/2029	462,053 (a)
NOVA Chemicals Corp.
393,000	4.88%, due 6/1/2024	391,031 (a)
606,000	5.25%, due 6/1/2027	563,552 (a)
230,000	8.50%, due 11/15/2028	240,690 (a)
Olympus Water U.S. Holding Corp.
305,000	7.13%, due 10/1/2027	306,096 (a)
700,000	4.25%, due 10/1/2028	638,890 (a)
575,000	9.75%, due 11/15/2028	608,335 (a)
725,000	6.25%, due 10/1/2029	663,630 (a)
680,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	631,434 (a)
990,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	962,368 (a)
SNF Group SACA
160,000	3.13%, due 3/15/2027	147,747 (a)
100,000	3.38%, due 3/15/2030	85,887 (a)
630,000	Tronox, Inc., 4.63%, due 3/15/2029	556,231 (a)
1,020,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	846,600 (a)
WR Grace Holdings LLC
775,000	5.63%, due 8/15/2029	683,341 (a)
210,000	7.38%, due 3/1/2031	213,952 (a)
12,070,482
Commercial Services 5.5%
ADT Security Corp.
30,000	4.13%, due 8/1/2029	27,684 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$310,000	4.88%, due 7/15/2032	$284,038 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
510,000	6.63%, due 7/15/2026	502,536 (a)
1,170,000	6.00%, due 6/1/2029	971,439 (a)
495,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, due 6/1/2028	445,530 (a)
35,000	APi Group DE, Inc., 4.13%, due 7/15/2029	32,027 (a)
APX Group, Inc.
90,000	6.75%, due 2/15/2027	89,998 (a)
1,345,000	5.75%, due 7/15/2029	1,277,339 (a)
525,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, due 2/15/2031	523,898 (a)
Garda World Security Corp.
80,000	7.75%, due 2/15/2028	81,411 (a)
550,000	6.00%, due 6/1/2029	482,983 (a)
1,355,000	GTCR W-2 Merger Sub LLC, 7.50%, due 1/15/2031	1,407,601 (a)
345,000	Herc Holdings, Inc., 5.50%, due 7/15/2027	338,766 (a)
1,525,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,456,696 (a)
1,040,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	1,030,629 (a)
United Rentals North America, Inc.
30,000	4.00%, due 7/15/2030	27,432
15,000	3.75%, due 1/15/2032	13,173
1,055,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,089,604 (a)
700,000	Williams Scotsman, Inc., 7.38%, due 10/1/2031	733,217 (a)
705,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	627,959 (a)
11,443,960
Computers 1.2%
860,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	755,725 (a)
155,000	ASGN, Inc., 4.63%, due 5/15/2028	146,595 (a)
725,000	McAfee Corp., 7.38%, due 2/15/2030	657,004 (a)
940,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	932,133 (a)
2,491,457
Cosmetics - Personal Care 0.6%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
310,000	4.75%, due 1/15/2029	295,492 (a)
910,000	6.63%, due 7/15/2030	926,899 (a)
1,222,391
Distribution - Wholesale 3.5%
1,310,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,251,417 (a)
915,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	906,454 (a)
515,000	H&E Equipment Services, Inc., 3.88%, due 12/15/2028	467,616 (a)
1,195,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	1,035,489 (a)
Ritchie Bros Holdings, Inc.
355,000	6.75%, due 3/15/2028	362,125 (a)
825,000	7.75%, due 3/15/2031	869,401 (a)
975,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	1,006,824 (a)
1,395,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,436,159 (a)
7,335,485
Diversified Financial Services 1.1%
185,000	Ally Financial, Inc., 5.75%, due 11/20/2025	185,501
815,000	Avolon Holdings Funding Ltd., 6.38%, due 5/4/2028	833,433 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$195,000	LPL Holdings, Inc., 4.00%, due 3/15/2029	$179,716 (a)
OneMain Finance Corp.
175,000	7.13%, due 3/15/2026	177,386
555,000	6.63%, due 1/15/2028	553,056
380,000	3.88%, due 9/15/2028	333,486
130,000	9.00%, due 1/15/2029	136,924
2,399,502
Electric 4.1%
Calpine Corp.
260,000	5.13%, due 3/15/2028	248,096 (a)
30,000	4.63%, due 2/1/2029	27,736 (a)
715,000	5.00%, due 2/1/2031	648,659 (a)
170,000	Clearway Energy Operating LLC, 3.75%, due 1/15/2032	144,389 (a)
1,005,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	907,816 (a)
NRG Energy, Inc.
1,255,000	10.25%, due 3/15/2028	1,322,668 (a)(e)(f)
665,000	5.25%, due 6/15/2029	637,642 (a)
550,000	3.63%, due 2/15/2031	471,759 (a)
40,000	3.88%, due 2/15/2032	34,302 (a)
760,000	TransAlta Corp., 7.75%, due 11/15/2029	799,003
940,000	Vistra Corp., 7.00%, due 12/15/2026	911,800 (a)(e)(f)
Vistra Operations Co. LLC
350,000	5.50%, due 9/1/2026	346,797 (a)
495,000	4.38%, due 5/1/2029	454,513 (a)
1,495,000	7.75%, due 10/15/2031	1,552,999 (a)
8,508,179
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc.
345,000	6.50%, due 12/31/2027	343,430 (a)
530,000	4.75%, due 6/15/2028	493,165 (a)
625,000	EnerSys, 6.63%, due 1/15/2032	632,264 (a)
1,468,859
Electronics 1.1%
1,735,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,615,544 (a)
190,000	Sensata Technologies BV, 5.88%, due 9/1/2030	187,772 (a)
550,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	495,764 (a)
2,299,080
Energy - Alternate Sources 0.0%(g)
75,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	62,250 (a)
Engineering & Construction 1.5%
475,000	Artera Services LLC, 9.03%, due 12/4/2025	484,305 (a)
435,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	459,469 (a)
1,165,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	1,073,392 (a)
1,285,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,225,659 (a)
3,242,825
Entertainment 8.1%
775,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	795,538 (a)
775,000	Banijay Entertainment SASU, 8.13%, due 5/1/2029	801,348 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment – cont'd
Caesars Entertainment, Inc.
$445,000	8.13%, due 7/1/2027	$456,679 (a)
330,000	6.50%, due 2/15/2032	333,650 (a)(c)
225,000	Cedar Fair LP, 5.25%, due 7/15/2029	215,083
500,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, due 10/1/2028	497,514
Churchill Downs, Inc.
335,000	4.75%, due 1/15/2028	319,066 (a)
1,720,000	6.75%, due 5/1/2031	1,739,565 (a)
930,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	854,679 (a)
90,000	International Game Technology PLC, 6.25%, due 1/15/2027	90,532 (a)
Light & Wonder International, Inc.
475,000	7.00%, due 5/15/2028	474,440 (a)
645,000	7.25%, due 11/15/2029	662,344 (a)
580,000	7.50%, due 9/1/2031	603,520 (a)
Live Nation Entertainment, Inc.
680,000	6.50%, due 5/15/2027	686,983 (a)
615,000	4.75%, due 10/15/2027	585,831 (a)
160,000	3.75%, due 1/15/2028	147,800 (a)
300,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	300,408 (a)(c)
200,000	Merlin Entertainments Ltd., 5.75%, due 6/15/2026	197,500 (a)
515,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	475,114 (a)
640,000	Motion Bondco DAC, 6.63%, due 11/15/2027	611,649 (a)
Penn Entertainment, Inc.
420,000	5.63%, due 1/15/2027	405,426 (a)
690,000	4.13%, due 7/1/2029	589,939 (a)
895,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	859,062 (a)
1,175,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,104,500 (a)
1,875,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,746,225 (a)
Six Flags Entertainment Corp.
365,000	5.50%, due 4/15/2027	363,142 (a)
1,070,000	7.25%, due 5/15/2031	1,091,400 (a)
17,008,937
Environmental Control 1.1%
300,000	Enviri Corp., 5.75%, due 7/31/2027	282,007 (a)
GFL Environmental, Inc.
35,000	3.50%, due 9/1/2028	31,682 (a)
405,000	4.38%, due 8/15/2029	371,435 (a)
375,000	6.75%, due 1/15/2031	383,542 (a)
Madison IAQ LLC
100,000	4.13%, due 6/30/2028	91,890 (a)
1,320,000	5.88%, due 6/30/2029	1,172,938 (a)
2,333,494
Food 2.8%
125,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	124,847 (a)
Performance Food Group, Inc.
950,000	5.50%, due 10/15/2027	926,534 (a)
555,000	4.25%, due 8/1/2029	508,566 (a)
Pilgrim's Pride Corp.
645,000	4.25%, due 4/15/2031	580,835
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Food – cont'd
$1,300,000	3.50%, due 3/1/2032	$1,096,953
275,000	6.25%, due 7/1/2033	280,728
615,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	548,580
U.S. Foods, Inc.
540,000	6.88%, due 9/15/2028	554,358 (a)
620,000	4.75%, due 2/15/2029	588,236 (a)
600,000	7.25%, due 1/15/2032	628,500 (a)
5,838,137
Forest Products & Paper 0.3%
640,000	Ahlstrom Holding 3 Oyj, 4.88%, due 2/4/2028	573,841 (a)
Hand - Machine Tools 0.6%
Regal Rexnord Corp.
505,000	6.30%, due 2/15/2030	519,085 (a)(h)
690,000	6.40%, due 4/15/2033	717,067 (a)(h)
1,236,152
Healthcare - Products 0.9%
490,000	Bausch & Lomb Escrow Corp., 8.38%, due 10/1/2028	508,409 (a)
Medline Borrower LP
815,000	3.88%, due 4/1/2029	737,904 (a)
720,000	5.25%, due 10/1/2029	671,335 (a)
1,917,648
Healthcare - Services 5.4%
Catalent Pharma Solutions, Inc.
565,000	3.13%, due 2/15/2029	496,779 (a)
240,000	3.50%, due 4/1/2030	210,914 (a)
CHS/Community Health Systems, Inc.
160,000	5.63%, due 3/15/2027	147,805 (a)
97,000	8.00%, due 12/15/2027	95,524 (a)
40,000	6.00%, due 1/15/2029	36,141 (a)
500,000	5.25%, due 5/15/2030	413,962 (a)
480,000	4.75%, due 2/15/2031	381,048 (a)
400,000	10.88%, due 1/15/2032	418,435 (a)
DaVita, Inc.
270,000	4.63%, due 6/1/2030	238,889 (a)
555,000	3.75%, due 2/15/2031	457,536 (a)
Encompass Health Corp.
30,000	4.50%, due 2/1/2028	28,656
330,000	4.63%, due 4/1/2031	303,180
220,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	223,590 (a)
370,000	HealthEquity, Inc., 4.50%, due 10/1/2029	345,451 (a)
710,000	Legacy LifePoint Health LLC, 4.38%, due 2/15/2027	661,237 (a)
385,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	393,690 (a)
335,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, due 12/1/2026	334,418 (a)
650,000	Select Medical Corp., 6.25%, due 8/15/2026	649,826 (a)
605,000	Star Parent, Inc., 9.00%, due 10/1/2030	636,160 (a)
1,055,000	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	1,033,900 (a)(d)(i)
Tenet Healthcare Corp.
440,000	5.13%, due 11/1/2027	427,247
895,000	6.13%, due 10/1/2028	891,706
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services – cont'd
$600,000	6.13%, due 6/15/2030	$599,776
1,470,000	6.75%, due 5/15/2031	1,503,571 (a)
490,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	428,167 (a)
11,357,608
Holding Companies - Diversified 0.4%
790,000	Benteler International AG, 10.50%, due 5/15/2028	843,082 (a)
Home Builders 1.7%
910,000	KB Home, 7.25%, due 7/15/2030	935,225
Mattamy Group Corp.
160,000	5.25%, due 12/15/2027	154,380 (a)
385,000	4.63%, due 3/1/2030	351,004 (a)
Shea Homes LP/Shea Homes Funding Corp.
1,210,000	4.75%, due 2/15/2028	1,148,866
315,000	4.75%, due 4/1/2029	295,454
370,000	Taylor Morrison Communities, Inc., 5.13%, due 8/1/2030	352,403 (a)
215,000	Thor Industries, Inc., 4.00%, due 10/15/2029	190,285 (a)
30,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	29,496
3,457,113
Housewares 0.3%
Newell Brands, Inc.
455,000	5.20%, due 4/1/2026	442,928 (h)
310,000	6.38%, due 4/1/2036	275,928 (h)
718,856
Insurance 3.9%
530,000	Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 2/1/2029	531,358 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
1,310,000	6.75%, due 10/15/2027	1,278,979 (a)
405,000	7.00%, due 1/15/2031	409,293 (a)
135,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	126,002 (a)
990,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	934,972 (a)
875,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	829,707 (a)
1,050,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	1,051,984 (a)
HUB International Ltd.
1,425,000	7.25%, due 6/15/2030	1,465,851 (a)
565,000	7.38%, due 1/31/2032	578,614 (a)
430,000	Ryan Specialty LLC, 4.38%, due 2/1/2030	398,415 (a)
515,000	USI, Inc., 7.50%, due 1/15/2032	522,081 (a)
8,127,256
Internet 3.1%
1,295,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	1,314,036 (a)
Gen Digital, Inc.
390,000	6.75%, due 9/30/2027	395,918 (a)
470,000	7.13%, due 9/30/2030	487,573 (a)
645,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	633,261 (a)
Match Group Holdings II LLC
495,000	4.63%, due 6/1/2028	465,953 (a)
545,000	5.63%, due 2/15/2029	529,985 (a)
180,000	4.13%, due 8/1/2030	161,957 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Internet – cont'd
$200,000	Newfold Digital Holdings Group, Inc., 6.00%, due 2/15/2029	$151,250 (a)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
465,000	4.75%, due 4/30/2027	447,394 (a)
275,000	6.00%, due 2/15/2028	261,937 (a)
395,000	10.75%, due 6/1/2028	403,781 (a)
1,370,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	1,254,501 (a)
6,507,546
Iron - Steel 0.9%
ATI, Inc.
160,000	5.88%, due 12/1/2027	156,011
30,000	4.88%, due 10/1/2029	27,718
530,000	7.25%, due 8/15/2030	545,408
Carpenter Technology Corp.
75,000	6.38%, due 7/15/2028	74,911
620,000	7.63%, due 3/15/2030	641,266
630,000	TMS International Corp., 6.25%, due 4/15/2029	541,838 (a)
1,987,152
Leisure Time 3.6%
30,000	Acushnet Co., 7.38%, due 10/15/2028	31,202 (a)
Carnival Corp.
610,000	7.63%, due 3/1/2026	619,625 (a)
390,000	7.00%, due 8/15/2029	405,570 (a)
1,695,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	1,854,262 (a)
380,000	Carnival PLC, 7.88%, due 6/1/2027	399,709
430,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	446,906 (a)
50,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	49,566 (a)
NCL Corp. Ltd.
680,000	5.88%, due 2/15/2027	669,933 (a)
485,000	8.13%, due 1/15/2029	509,096 (a)
200,000	NCL Finance Ltd., 6.13%, due 3/15/2028	191,276 (a)
Royal Caribbean Cruises Ltd.
30,000	4.25%, due 7/1/2026	28,867 (a)
455,000	5.50%, due 4/1/2028	449,210 (a)
585,000	9.25%, due 1/15/2029	628,363 (a)
Viking Cruises Ltd.
370,000	5.88%, due 9/15/2027	356,613 (a)
305,000	9.13%, due 7/15/2031	326,350 (a)
230,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	223,963 (a)
305,000	VOC Escrow Ltd., 5.00%, due 2/15/2028	291,244 (a)
7,481,755
Lodging 0.3%
Station Casinos LLC
540,000	4.50%, due 2/15/2028	507,614 (a)
190,000	4.63%, due 12/1/2031	170,525 (a)
30,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	28,010 (a)
706,149
Machinery - Construction & Mining 0.6%
635,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	634,448 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Construction & Mining – cont'd
$700,000	Terex Corp., 5.00%, due 5/15/2029	$661,501 (a)
1,295,949
Machinery - Diversified 2.0%
555,000	ATS Corp., 4.13%, due 12/15/2028	503,859 (a)
Chart Industries, Inc.
1,730,000	7.50%, due 1/1/2030	1,775,878 (a)
95,000	9.50%, due 1/1/2031	101,320 (a)
1,025,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,009,349 (a)
595,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	590,006 (a)
265,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	255,517 (a)
4,235,929
Media 7.1%
Altice Financing SA
315,000	5.00%, due 1/15/2028	283,069 (a)
715,000	5.75%, due 8/15/2029	623,106 (a)
840,000	Cable One, Inc., 4.00%, due 11/15/2030	676,200 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
1,730,000	5.50%, due 5/1/2026	1,714,114 (a)
160,000	5.13%, due 5/1/2027	154,323 (a)
1,330,000	5.38%, due 6/1/2029	1,236,613 (a)
440,000	6.38%, due 9/1/2029	428,411 (a)
140,000	4.50%, due 8/15/2030	121,752 (a)
570,000	4.25%, due 2/1/2031	481,961 (a)
325,000	7.38%, due 3/1/2031	328,453 (a)
390,000	4.75%, due 2/1/2032	334,526 (a)
CSC Holdings LLC
510,000	5.50%, due 4/15/2027	458,227 (a)
525,000	5.38%, due 2/1/2028	451,020 (a)
440,000	11.25%, due 5/15/2028	445,841 (a)
1,385,000	11.75%, due 1/31/2029	1,406,786 (a)
345,000	6.50%, due 2/1/2029	293,272 (a)
560,000	5.75%, due 1/15/2030	296,402 (a)
880,000	4.13%, due 12/1/2030	635,800 (a)
275,000	4.63%, due 12/1/2030	140,561 (a)
110,000	5.00%, due 11/15/2031	55,369 (a)
DISH DBS Corp.
240,000	7.75%, due 7/1/2026	141,414
530,000	5.25%, due 12/1/2026	417,378 (a)
340,000	5.13%, due 6/1/2029	130,237
430,000	DISH Network Corp., 11.75%, due 11/15/2027	448,794 (a)
McGraw-Hill Education, Inc.
430,000	5.75%, due 8/1/2028	406,918 (a)
795,000	8.00%, due 8/1/2029	737,363 (a)
325,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	314,860 (a)
245,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	105,460 (a)
Sirius XM Radio, Inc.
660,000	5.50%, due 7/1/2029	627,000 (a)
190,000	4.13%, due 7/1/2030	166,250 (a)
690,000	3.88%, due 9/1/2031	575,252 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
$190,000	TEGNA, Inc., 4.75%, due 3/15/2026	$184,842 (a)
14,821,574
Metal Fabricate - Hardware 0.3%
555,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	559,595 (a)
Mining 2.3%
620,000	Arsenal AIC Parent LLC, 8.00%, due 10/1/2030	646,700 (a)
First Quantum Minerals Ltd.
310,000	6.88%, due 3/1/2026	295,288 (a)
200,000	6.88%, due 10/15/2027	181,098 (a)
670,000	8.63%, due 6/1/2031	621,425 (a)
FMG Resources August 2006 Pty. Ltd.
115,000	5.88%, due 4/15/2030	113,573 (a)
165,000	4.38%, due 4/1/2031	148,499 (a)
555,000	6.13%, due 4/15/2032	549,026 (a)
Hudbay Minerals, Inc.
935,000	4.50%, due 4/1/2026	906,019 (a)
895,000	6.13%, due 4/1/2029	883,588 (a)
470,000	Novelis Corp., 4.75%, due 1/30/2030	435,923 (a)
4,781,139
Miscellaneous Manufacturer 0.2%
305,000	Calderys Financing LLC, 11.25%, due 6/1/2028	324,192 (a)
Oil & Gas 7.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
725,000	7.00%, due 11/1/2026	724,576 (a)
520,000	8.25%, due 12/31/2028	531,898 (a)
250,000	5.88%, due 6/30/2029	235,485 (a)
Borr IHC Ltd./Borr Finance LLC
520,000	10.00%, due 11/15/2028	538,050 (a)
500,000	10.38%, due 11/15/2030	517,500 (a)
400,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	404,630 (a)
Civitas Resources, Inc.
875,000	8.38%, due 7/1/2028	920,248 (a)
1,125,000	8.63%, due 11/1/2030	1,199,879 (a)
1,000,000	8.75%, due 7/1/2031	1,063,104 (a)
Comstock Resources, Inc.
1,227,000	6.75%, due 3/1/2029	1,126,692 (a)
1,095,000	5.88%, due 1/15/2030	948,877 (a)
550,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, due 10/1/2030	565,331 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
425,000	6.25%, due 11/1/2028	423,441 (a)
503,000	5.75%, due 2/1/2029	485,564 (a)
30,000	6.00%, due 4/15/2030	29,128 (a)
118,000	6.00%, due 2/1/2031	113,285 (a)
470,000	8.38%, due 11/1/2033	505,128 (a)
225,000	Nabors Industries Ltd., 7.50%, due 1/15/2028	205,875 (a)
Nabors Industries, Inc.
1,385,000	7.38%, due 5/15/2027	1,360,952 (a)
100,000	9.13%, due 1/31/2030	101,755 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
Northern Oil & Gas, Inc.
$435,000	8.13%, due 3/1/2028	$441,771 (a)
85,000	8.75%, due 6/15/2031	88,838 (a)
Permian Resources Operating LLC
250,000	5.38%, due 1/15/2026	246,731 (a)
685,000	5.88%, due 7/1/2029	669,985 (a)
595,000	7.00%, due 1/15/2032	614,280 (a)
1,150,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	1,070,690 (a)
15,133,693
Packaging & Containers 3.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
170,000	6.00%, due 6/15/2027	168,076 (a)
860,000	4.00%, due 9/1/2029	697,006 (a)
850,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 8/15/2027	635,360 (a)
175,000	Berry Global, Inc., 5.63%, due 7/15/2027	173,498 (a)
30,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, due 9/15/2028	28,206 (a)
Mauser Packaging Solutions Holding Co.
825,000	7.88%, due 8/15/2026	833,623 (a)
1,475,000	9.25%, due 4/15/2027	1,423,751 (a)
440,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	410,520 (a)
610,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	568,825 (a)
565,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	602,623 (a)
Trivium Packaging Finance BV
570,000	5.50%, due 8/15/2026	556,463 (a)
1,075,000	8.50%, due 8/15/2027	1,048,983 (a)
7,146,934
Pharmaceuticals 0.9%
475,000	180 Medical, Inc., 3.88%, due 10/15/2029	424,574 (a)
Bausch Health Cos., Inc.
440,000	5.50%, due 11/1/2025	404,358 (a)
250,000	9.00%, due 12/15/2025	235,953 (a)
295,000	6.13%, due 2/1/2027	186,664 (a)
155,000	5.75%, due 8/15/2027	92,586 (a)
495,000	Teva Pharmaceutical Finance Netherlands III BV, 7.88%, due 9/15/2029	533,915
1,878,050
Pipelines 11.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,110,000	5.38%, due 6/15/2029	1,065,702 (a)
475,000	6.63%, due 2/1/2032	472,093 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC
1,655,000	5.50%, due 6/15/2031	1,544,030 (a)
510,000	7.50%, due 12/15/2033	522,785 (a)
1,205,000	DT Midstream, Inc., 4.13%, due 6/15/2029	1,107,091 (a)
915,000	Energy Transfer LP, 7.38%, due 2/1/2031	961,793 (a)
270,000	EnLink Midstream LLC, 6.50%, due 9/1/2030	275,527 (a)
EQM Midstream Partners LP
1,165,000	7.50%, due 6/1/2027	1,198,664 (a)
405,000	6.50%, due 7/1/2027	409,942 (a)
825,000	5.50%, due 7/15/2028	817,488
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$405,000	7.50%, due 6/1/2030	$434,374 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
30,000	6.25%, due 5/15/2026	29,861
890,000	7.75%, due 2/1/2028	892,376
580,000	8.25%, due 1/15/2029	596,249
390,000	8.88%, due 4/15/2030	408,027
880,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	888,892 (a)
215,000	Hess Midstream Operations LP, 5.50%, due 10/15/2030	210,162 (a)
900,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	896,175 (a)
1,005,000	ITT Holdings LLC, 6.50%, due 8/1/2029	879,084 (a)
1,125,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	1,105,037 (a)
2,050,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	1,986,096 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
265,000	8.13%, due 2/15/2029	266,333 (a)(c)
285,000	8.38%, due 2/15/2032	287,100 (a)(c)
NuStar Logistics LP
400,000	5.75%, due 10/1/2025	399,000
305,000	6.00%, due 6/1/2026	304,298
800,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	800,080 (a)(h)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
1,000,000	6.00%, due 3/1/2027	983,750 (a)
255,000	5.50%, due 1/15/2028	245,481 (a)
455,000	7.38%, due 2/15/2029	453,869 (a)
160,000	6.00%, due 9/1/2031	147,375 (a)
Venture Global Calcasieu Pass LLC
580,000	3.88%, due 8/15/2029	518,383 (a)
565,000	4.13%, due 8/15/2031	499,641 (a)
Venture Global LNG, Inc.
665,000	8.13%, due 6/1/2028	672,108 (a)
775,000	9.50%, due 2/1/2029	823,080 (a)
540,000	8.38%, due 6/1/2031	545,312 (a)
500,000	9.88%, due 2/1/2032	525,813 (a)
24,173,071
Real Estate 1.5%
1,010,000	Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 9/1/2031	1,054,258 (a)
915,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	961,729 (a)
Realogy Group LLC/Realogy Co.-Issuer Corp.
476,000	5.75%, due 1/15/2029	353,559 (a)
985,000	5.25%, due 4/15/2030	692,532 (a)
3,062,078
Real Estate Investment Trusts 5.0%
715,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	630,382 (a)
425,000	EPR Properties, 3.75%, due 8/15/2029	379,057
Iron Mountain, Inc.
500,000	5.25%, due 3/15/2028	484,903 (a)
245,000	5.00%, due 7/15/2028	234,388 (a)
375,000	4.88%, due 9/15/2029	350,421 (a)
350,000	5.63%, due 7/15/2032	328,690 (a)
MPT Operating Partnership LP/MPT Finance Corp.
780,000	5.25%, due 8/1/2026	659,859
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
$660,000	5.00%, due 10/15/2027	$499,546
635,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	537,326 (a)
1,000,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.88%, due 10/1/2028	972,500 (a)
RHP Hotel Properties LP/RHP Finance Corp.
515,000	7.25%, due 7/15/2028	530,865 (a)
30,000	4.50%, due 2/15/2029	27,888 (a)
685,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	606,246 (a)
Service Properties Trust
260,000	5.50%, due 12/15/2027	244,562
285,000	3.95%, due 1/15/2028	240,409
895,000	8.63%, due 11/15/2031	948,965 (a)
1,165,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	1,185,913 (a)
VICI Properties LP/VICI Note Co., Inc.
166,000	4.25%, due 12/1/2026	159,817 (a)
35,000	4.13%, due 8/15/2030	31,852 (a)
XHR LP
885,000	6.38%, due 8/15/2025	885,292 (a)
455,000	4.88%, due 6/1/2029	419,651 (a)
10,358,532
Retail 4.6%
415,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/2029	382,334 (a)
940,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	952,361 (a)
460,000	Carvana Co., 9.00% Cash/12.00% PIK, due 12/1/2028	408,646 (a)(d)
375,000	Foot Locker, Inc., 4.00%, due 10/1/2029	316,770 (a)
100,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	87,875 (a)
425,000	Gap, Inc., 3.63%, due 10/1/2029	363,993 (a)
820,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	759,574 (a)
Macy's Retail Holdings LLC
355,000	5.88%, due 4/1/2029	344,350 (a)
105,000	5.88%, due 3/15/2030	99,566 (a)
330,000	6.13%, due 3/15/2032	311,388 (a)
435,000	4.50%, due 12/15/2034	364,824
135,000	5.13%, due 1/15/2042	106,979
315,000	Murphy Oil USA, Inc., 4.75%, due 9/15/2029	298,368
545,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 4/1/2026	531,383 (a)
PetSmart, Inc./PetSmart Finance Corp.
405,000	4.75%, due 2/15/2028	378,336 (a)
905,000	7.75%, due 2/15/2029	874,848 (a)
SRS Distribution, Inc.
710,000	6.13%, due 7/1/2029	671,887 (a)
380,000	6.00%, due 12/1/2029	355,300 (a)
420,000	Victoria's Secret & Co., 4.63%, due 7/15/2029	355,101 (a)
510,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	499,198 (a)
1,215,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,213,566 (a)(d)
30,000	Yum! Brands, Inc., 4.75%, due 1/15/2030	28,805 (a)
9,705,452
Semiconductors 0.0%(g)
30,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	30,228 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Software 3.1%
$1,710,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	$1,527,480 (a)
200,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 6/15/2029	205,264 (a)
150,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	152,832 (a)
Cloud Software Group, Inc.
635,000	6.50%, due 3/31/2029	592,921 (a)
625,000	9.00%, due 9/30/2029	591,535 (a)
30,000	Fair Isaac Corp., 5.25%, due 5/15/2026	29,625 (a)
105,000	Open Text Corp., 3.88%, due 12/1/2029	94,697 (a)
490,000	Open Text Holdings, Inc., 4.13%, due 2/15/2030	443,499 (a)
Rackspace Technology Global, Inc.
2,380,000	3.50%, due 2/15/2028	932,017 (a)
385,000	5.38%, due 12/1/2028	119,801 (a)
1,330,000	UKG, Inc., 6.88%, due 2/1/2031	1,344,963 (a)(c)
515,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 2/1/2029	457,583 (a)
6,492,217
Telecommunications 5.9%
1,070,000	Altice France Holding SA, 6.00%, due 2/15/2028	477,671 (a)
Altice France SA
1,170,000	8.13%, due 2/1/2027	1,045,757 (a)
390,000	5.50%, due 1/15/2028	304,497 (a)
1,055,000	5.50%, due 10/15/2029	777,286 (a)
190,000	Ciena Corp., 4.00%, due 1/31/2030	175,051 (a)
CommScope Technologies LLC
185,000	6.00%, due 6/15/2025	147,075 (a)
555,000	5.00%, due 3/15/2027	204,587 (a)
CommScope, Inc.
330,000	6.00%, due 3/1/2026	285,839 (a)
345,000	8.25%, due 3/1/2027	151,210 (a)
305,000	4.75%, due 9/1/2029	201,642 (a)
Frontier Communications Holdings LLC
305,000	5.88%, due 10/15/2027	293,358 (a)
325,000	5.00%, due 5/1/2028	299,935 (a)
1,185,000	5.88%, due 11/1/2029	1,004,151
895,000	8.75%, due 5/15/2030	916,831 (a)
290,000	8.75%, due 5/15/2030	297,074 (j)
Iliad Holding SASU
280,000	6.50%, due 10/15/2026	274,472 (a)
900,000	7.00%, due 10/15/2028	892,830 (a)
Level 3 Financing, Inc.
595,000	3.75%, due 7/15/2029	312,375 (a)
2,109,000	10.50%, due 5/15/2030	2,098,455 (a)
255,000	Lumen Technologies, Inc., 4.00%, due 2/15/2027	132,921 #
Telecom Italia Capital SA
145,000	7.20%, due 7/18/2036	145,584
145,000	7.72%, due 6/4/2038	149,652
140,000	U.S. Cellular Corp., 6.70%, due 12/15/2033	144,200
Viasat, Inc.
185,000	5.63%, due 4/15/2027	173,682 (a)
225,000	6.50%, due 7/15/2028	173,657 (a)
1,255,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	1,124,744 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$225,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	$171,097 (a)
		12,375,633
Transportation 0.5%
	XPO, Inc.
660,000	6.25%, due 6/1/2028	660,789 (a)
335,000	7.13%, due 2/1/2032	341,493 (a)
		1,002,282
Trucking & Leasing 0.2%
330,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	327,935 (a)(e)
Water 0.4%
855,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	856,385 (a)
Total Corporate Bonds (Cost $279,057,648)		276,649,268

Loan Assignments(b) 2.3%
Automotive 0.1%
157,615	First Brands Group LLC, Second Lien Term Loan, (3 mo. USD Term SOFR + 8.50%), due 3/30/2028	152,887 (k)(l)
Containers & Glass Products 0.2%
348,250	Trident TPI Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.85%, due 9/15/2028	347,379
Health Care 0.2%
96,012	Aveanna Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), due 7/17/2028	89,771 (k)(l)
	National Mentor Holdings, Inc.
320,801	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), due 3/2/2028	291,490 (k)(l)
9,199	Term Loan C, (3 mo. USD Term SOFR + 3.75%), due 3/2/2028	8,358 (k)(l)
		389,619
Industrial Equipment 0.3%
677,604	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 11.61%, due 5/21/2029	662,358 (m)
Oil & Gas 0.3%
582,877	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.34%, due 6/22/2026	582,393
Pipelines 0.4%
920,000	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.32%, due 10/27/2028	919,540
Telecommunications 0.0%(g)
53,459	Lumen Technologies, Inc., Term Loan A, due 6/1/2028	53,459 (i)(k)(l)
Trading Companies & Distributors 0.2%
483,399	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 9/29/2028	482,795
Utilities 0.6%
	Lightstone Holdco LLC
1,272,867	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.06%, due 1/29/2027	1,210,586
71,992	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 11.06%, due 1/29/2027	68,469
		1,279,055
Total Loan Assignments (Cost $4,747,298)		4,869,485
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Convertible Bonds 0.2%
Media 0.2%
$612,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $612,966)	$354,960
Number of Shares

Short-Term Investments 4.5%
Investment Companies 4.5%
9,520,371	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(n) (Cost $9,520,371)	9,520,371
Total Investments 141.0% (Cost $297,330,127)		294,847,833
Liabilities Less Other Assets (21.9)%		(45,812,632)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $62,016) (19.1%)		(39,937,984)(o)
Net Assets Applicable to Common Stockholders 100.0%		$209,097,217

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $249,125,778, which represents 119.1% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
(c)	When-issued security. Total value of all such securities at January 31, 2024 amounted to $3,274,954, which represents 1.6% of net assets applicable to common stockholders of the Fund.
(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2024.

(i)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $1,087,359, which represents
0.5% of net assets applicable to common stockholders of the Fund.

(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $297,074, which represents 0.1% of net assets applicable to common stockholders of the Fund.

(k)	All or a portion of this security was purchased on a delayed delivery basis.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
(l)	All or a portion of this security had not settled as of January 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Value determined using significant unobservable inputs.
(n)	Represents 7-day effective yield as of January 31, 2024.
(o)	Fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee.
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $132,921, which represents 0.1% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2024	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2024
Lumen Technologies, Inc.	5/24/2022-5/2/2023	$237,520	$132,921	0.1%
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$247,957,820	118.6%
Canada	9,582,524	4.6%
France	4,654,016	2.2%
United Kingdom	3,567,378	1.7%
Germany	3,387,750	1.6%
Cayman Islands	3,056,759	1.5%
Luxembourg	2,678,156	1.3%
Netherlands	1,605,446	0.8%
Ireland	1,161,368	0.6%
Zambia	1,097,811	0.5%
Mexico	1,055,550	0.5%
Switzerland	936,790	0.4%
Austria	843,082	0.4%
Australia	811,098	0.4%
Czech Republic	795,538	0.4%
Chile	733,384	0.3%
Finland	573,841	0.3%
Israel	533,915	0.3%
Italy	295,236	0.1%
Liquidation Preference of Mandatory Redeemable Preferred Shares	(39,937,984)	(19.1)%
Short-Term Investments and Other Liabilities—Net	(36,292,261)	(17.4)%
	$209,097,217	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$396,990	$—	$396,990
Asset-Backed Securities	—	3,056,759	—	3,056,759
Corporate Bonds#	—	276,649,268	—	276,649,268
Loan Assignments
Industrial Equipment	—	—	662,358	662,358
Other Loan Assignments#	—	4,207,127	—	4,207,127
Total Loan Assignments	—	4,207,127	662,358	4,869,485
Convertible Bonds#	—	354,960	—	354,960
Short-Term Investments	—	9,520,371	—	9,520,371
Total Investments	$—	$294,185,475	$662,358	$294,847,833

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Investments in Securities:
Loan Assignments(1)	$657	$1	$—	$4	$—	$—	$—	$—	$662	$4
Total	$657	$1	$—	$4	$—	$—	$—	$—	$662	$4
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares as of January 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Total Mandatory Redeemable Preferred Shares	$—	$(40,000,000)	$—	$(40,000,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2024
Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective funds' daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Benchmarks:
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.